AB Multi-Manager Alternative Fund

Consolidated Portfolio of Investments

June 30, 2020 (unaudited)

Underlying Portfolios	Shares	Fair Value ($)	% Net Assets	Liquidity*

Global Macro
Alphadyne International Fund, Ltd.	62,221	$86,750,295	9.1%	Quarterly
Autonomy Global Macro Fund Limited	148,718	21,919,100	2.3	Monthly
Brevan Howard Alpha Strategies Fund Limited	30,000	29,382,000	3.1	Monthly
Brevan Howard AS Macro Fund Limited	280,000	32,799,200	3.4	Monthly
Graham Global Investment Fund II SPC, Ltd. - Quant Macro Segregated Portfolio	196,530	27,347,639	2.9	Weekly
Pharo Macro Fund, Ltd.	7,494	31,967,392	3.4	Quarterly
Rokos Global Macro Fund Limited	50,602	7,998,879	0.8	Monthly
The Tudor BVI Global Fund, Ltd.	5,303	57,656,774	6.1	Quarterly

Total		295,821,279	31.1

Long/Short Equity
Coatue Offshore Fund, Ltd.	115,630	34,246,471	3.6	Quarterly
Darsana Overseas Fund, Ltd.	13,033	21,756,356	2.3	Quarterly
Janchor Partners Pan-Asian Fund	252,641	31,905,433	3.4	Triennially
Nokota LC, LLC	1,317	459,436	0.1	At Fund’s Discretion
PFM Healthcare Offshore Fund, Ltd.	1,196	1,092,589	0.1	At Fund’s Discretion
Schonfeld Fundamental Equity Offshore Fund, Ltd.	39,203	44,623,215	4.7	Quarterly
The Children's Investment Fund	156,000	24,719,760	2.6	Triennially
Think Investments Offshore, Ltd.	19,979	37,303,283	3.9	Semi-Annual
Two Creeks Capital Offshore Fund, Ltd.	17,839	22,017,541	2.3	Quarterly

Total		218,124,084	23.0

Multi-Strategy
Elliott International Limited	41,502	64,280,187	6.8	Semi-Annual
LMR Fund Limited	206,673	35,146,294	3.7	Quarterly
Myriad Opportunities Offshore Fund Limited	895	894,845	0.1	Quarterly
Renaissance Institutional Diversified Global Equities Onshore Fund LP	45,443	38,584,540	4.1	Monthly
Schonfeld Strategic Partners Offshore Fund, Ltd.	37,700	41,333,900	4.3	Monthly

Total		180,239,766	19.0

Event Driven
Empyrean Capital Overseas Fund, Ltd.	34,984	36,926,217	3.9	Quarterly
Indaba Capital Partners (Cayman), LP	31,293	37,548,998	3.9	Quarterly
Lion Point International, Ltd.	27,397	30,099,153	3.2	Semi-Annual
Luxor Capital Partners Liquidating SPV, Ltd.	2,317	2,116,587	0.2	At Fund's Discretion
Senator Global Opportunity Offshore Fund II, Ltd.	17,831	22,833,738	2.4	Quarterly

Total		129,524,693	13.6

Credit/Distressed
Caius Capital International Fund	22,527	26,192,973	2.8	Quarterly
King Street Capital, Ltd.	32,206	3,211,226	0.3	Quarterly
Silver Point Capital Offshore Fund, Ltd.	966	14,621,794	1.5	Annual
Waterfall Eden Fund, Ltd.	15,951	20,826,346	2.2	Quarterly
Wingspan Overseas Fund, Ltd.	363	209,639	0.0	Fund in Liquidation
Total		65,061,978	6.8

Total Underlying Portfolios (cost $776,582,726)		888,771,800	93.5

Company	Shares	Fair Value ($)	% Net Assets

Short-Term Investments
Investment Companies
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13% (a) (b) (c) (cost $28,799,000)	28,799,000	$28,799,000	3.0%

Total Investments
(cost $805,381,726) (d)		917,570,800	96.5
Other assets less liabilities		33,070,138	3.5

Net Assets		$950,640,938	100.0%

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency		Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Commodity Hedging Insights 2	0.02%	Quarterly	USD	2,451	04/15/2021	$48,300
Barclays Commodity Strategy 1673 Index	0.30%	Quarterly	USD	1,403	04/15/2021	(39,182)
Goldman Sachs & Co.
Advanced Disposal Services	1 Month LIBOR Plus 0.35%	Maturity	USD	3,372	01/05/2021	(340,687)
Fitbit Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	2,107	01/05/2021	(218,176)
Iberiabank Corp.	1 Month LIBOR Plus 0.35%	Maturity	USD	3,244	01/05/2021	(7,453)
Portola Pharmaceuticals, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	2,153	01/05/2021	19,924
TD Ameritrade Holding Corp.	1 Month LIBOR Plus 0.35%	Maturity	USD	2,970	01/05/2021	11,917
Tiffany & Co.	1 Month LIBOR Plus 0.35%	Maturity	USD	3,201	01/05/2021	(246,454)
Wright Medical Group NV	1 Month LIBOR Plus 0.35%	Maturity	USD	3,582	01/05/2021	42,431
JPMorgan Chase Bank, NA
Delphi Technologies PLC	1 Month LIBOR Plus 0.40%	Maturity	USD	3,061	08/14/2020	966,577
E*Trade Group, Inc.	1 Month LIBOR Plus 0.40%	Maturity	USD	3,539	08/14/2020	414,678
Faurecia	1 Month EURIBOR Plus 0.40%	Maturity	EUR	430	08/14/2020	(5,163)
Fiat Chrysler Automobiles NV	1 Month EURIBOR Plus 0.40%	Maturity	EUR	2,722	08/14/2020	142,246
Grandvision NV	1 Month EURIBOR Plus 0.40%	Maturity	EUR	2,375	08/14/2020	(102,036)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency		Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Ingenico Group	1 Month EURIBOR Plus 0.40%	Maturity	EUR	2,100	08/14/2020	$333,200
JMABC02E	0.40%	Quarterly	USD	1,482	05/17/2021	(46,614)
JMABRG34	0.60%	Quarterly	USD	589	04/15/2021	(98,924)
JPABSAA1(1)	0.14%	Maturity	USD	28,481	06/30/2020	(3,970)
Legg Mason, Inc.	1 Month LIBOR Plus 0.40%	Maturity	USD	3,332	08/14/2020	45,396
Qiagen NV	1 Month EURIBOR Plus 0.40%	Maturity	EUR	2,260	08/14/2020	110,067
Rib Software SE	1 Month EURIBOR Plus 0.40%	Maturity	EUR	1,718	08/14/2020	69,117
Taubman Centers, Inc.	1 Month LIBOR Plus 0.40%	Maturity	USD	1,146	08/14/2020	(355,427)
Transat A.T., Inc.	1 Month CDOR Plus 0.40%	Maturity	CAD	729	08/14/2020	(755,521)
Morgan Stanley Capital Services, LLC
Acacia Communications, Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	3,580	12/11/2020	48,677
Caesars Entertainment Corp.	1 Month LIBOR Plus 0.30%	Maturity	USD	3,424	12/11/2020	276,326
Meet Group, Inc./The	1 Month LIBOR Plus 0.30%	Maturity	USD	1,056	12/11/2020	35,550
Morgan Stanley Volume B3U Index	0.50%	Quarterly	USD	2,840	05/17/2021	112,387
MSUSABBD	0.00%	Quarterly	USD	14,550	05/17/2021	7,272
MSUSABDM(2)	0.00%	Quarterly	USD	25,266	10/15/2020	(7,665)
MSUSABEE	0.00%	Quarterly	USD	4,066	05/17/2021	26,742
MSUSABEM(3)	0.00%	Quarterly	USD	32,990	10/15/2020	340,967
MSUSABEQ	0.00%	Quarterly	USD	8,024	10/15/2020	7,208
Netent AB	1 Month STIBOR Plus 0.45%	Maturity	SEK	10,973	12/11/2020	(33,715)
Osram Light AG	1 Month EURIBOR Plus 0.50%	Maturity	EUR	897	12/11/2020	34,799
Willis Towers Watson PLC	1 Month LIBOR Plus 0.30%	Maturity	USD	3,644	12/11/2020	549,140
Pay Total Return on Reference Obligation
Goldman Sachs & Co.
First Horizon National Corp.	1 Month LIBOR Minus 0.30%	Maturity	USD	3,253	01/05/2021	631,753
Schwab (Charles) Corp.	1 Month LIBOR Minus 0.30%	Maturity	USD	2,985	01/05/2021	751,284
JPMorgan Chase Bank, NA
Borg Warner	1 Month LIBOR Minus 0.31%	Maturity	USD	3,275	08/14/2020	(570,313)
Morgan Stanley	1 Month LIBOR Minus 0.30%	Maturity	USD	3,586	08/14/2020	(199,383)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency		Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Peugot SA	1 Month EURIBOR Minus 0.20%	Maturity	EUR	2,530	08/14/2020	$(228,874)
Worldline SA	1 Month EURIBOR Minus 0.20%	Maturity	EUR	1,791	08/14/2020	(308,962)
Morgan Stanley Capital Services, LLC
Aon PLC	1 Month LIBOR Minus 0.30%	Maturity	USD	3,848	12/11/2020	(539,243)
Eldorado Resorts, Inc.	1 Month LIBOR Minus 0.58%	Maturity	USD	1,016	12/11/2020	(86,072)
Evolution Gaming Group	1 Month STIBOR Minus 0.40%	Maturity	USD	11,183	12/11/2020	28,081

						$860,205

(a)	Affiliated investments.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $139,189,066 and gross unrealized depreciation of investments was $(26,139,787), resulting in net unrealized appreciation of $113,049,279.

*	The investment strategies and liquidity of the Underlying Portfolios in which the Fund invests are as follows:

Global Macro Underlying Portfolios aim to identify and exploit imbalances in global economics and asset classes, typically utilizing macroeconomic and technical market factors rather than “bottom-up” individual security analysis. The Underlying Portfolios within this strategy are subject to 3 – 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to one year.

Long/Short Equity Underlying Portfolios seek to buy securities with the expectation that they will increase in value (called “going long”) and sell securities short in the expectation that they will decrease in value (“going short”). Underlying Portfolios within this strategy are generally subject to 45 – 120 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to three years.

Multi-Strategy Underlying Portfolios invest across multiple strategies, including long/short equity, event driven, global macro, credit/distressed and emerging markets, in which the investment process is predicated on movements in underlying economic variables and the impact these variables have on equity, fixed income, currency, commodity and other financial instrument markets. Underlying Portfolios within this strategy are generally subject to 45 – 90 day redemption notice periods. Certain Underlying Portfolios may have lock up periods of two years.

Event Driven Underlying Portfolios seek to take advantage of information inefficiencies resulting from a particular corporate event, such as a takeover, liquidation, bankruptcy, tender offer, buyback, spin (off, exchange offer, merger or other type of corporate reorganization. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to one year.

Credit/Distressed Underlying Portfolios invest in a variety of fixed income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities, as well as securities of distressed companies and high yield securities. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios may have lock up periods of one year.

The Fund may also make direct investments in securities (other than securities of Underlying Portfolios), options, futures, options on futures, swap contracts, or other derivative or financial instruments.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

CDOR – Canadian Dealer Offered Rate

EAFE – Europe, Australia, and Far East

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

STIBOR – Stockholm Interbank Offered Rate

(1) The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap in JPABSAA1 as of June 30, 2020.

Security Description	Shares	Current Notional	Percent of Basket’s Value
S&P 500 Total Return	(2,370)	$(14,757,693)	(51.8)%
MSCI Daily TR Gross EAFE	(1,050)	(7,805,568)	(27.4)%
JPMorgan Cash Index	(16,850)	(5,127,754)	(18.0)%
Microsoft Corp.	6,453	1,182,585	4.2%
MSCI Daily TR Gross Canada	(117)	(797,650)	(2.8)%
Roche Holding AG	2,126	746,596	2.6%
Apple, Inc.	2,277	723,799	2.5%
Walmart, Inc.	5,237	649,709	2.3%
RELX PLC	26,848	626,912	2.2%
Oracle Corp.	11,182	601,266	2.1%
Koninklijke Ahold Delhaize NV	20,911	535,725	1.9%
Procter & Gamble Co. (The)	4,376	507,229	1.8%
Automatic Data Processing, Inc.	3,463	507,229	1.8%
Citrix Systems, Inc.	3,424	507,229	1.8%
Dollar General Corp.	2,634	504,380	1.8%
Novo Nordisk A/S	7,542	495,831	1.7%
UnitedHealth Group, Inc.	1,617	492,981	1.7%
AutoZone, Inc.	425	487,282	1.7%
Merck & Co., Inc.	5,931	478,733	1.7%
Enel Spa	61,398	475,884	1.7%
Oracle Corp./Japan	4,057	473,034	1.7%
Home Depot, Inc. (The)	1,812	450,237	1.6%
American Electric Power Co., Inc.	5,047	430,290	1.5%
Constellation Software, Inc. (The)	374	430,290	1.5%
L3Harris Technologies, Inc.	2,100	418,892	1.5%
Amazon.com, Inc.	163	398,944	1.4%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Wolters Kluwer NV	4,920	$396,095	1.4%
Swedish Match AB	5,443	381,847	1.3%
Auto Trader Group PLC	550	378,997	1.3%
Check Point Software Technology	3,404	373,298	1.3%
Alphabet, Inc.	259	370,448	1.3%
Philip Morris International, Inc.	5,050	370,448	1.3%
Fidelity National Information	2,648	367,599	1.3%
Texas Instruments, Inc.	3,096	367,599	1.3%
Salmar ASA	7,860	356,200	1.3%
McDonald’s Corp.	1,912	356,200	1.3%
Aristocrat Leisure, Ltd.	19,954	353,351	1.2%
Vonovia SE	6,027	350,501	1.2%
GlaxoSmithKline PLC	163	336,253	1.2%
Nice, Ltd.	334,173	333,403	1.2%
Partners Group Holding AG	398	333,403	1.2%
Booz Allen Hamilton Holding Co.	4,144	330,554	1.2%
S&P Global, Inc.	1,008	327,704	1.2%
Nippon Telegraph & Telephone Co.	51	319,155	1.1%
Astellas Pharma, Inc.	17,824	316,306	1.1%
Nestle SA	2,886	316,306	1.1%
Johnson & Johnson	2,069	307,757	1.1%
Anthem, Inc.	1,027	302,058	1.1%
PepsiCo, Inc.	2,274	299,208	1.1%
Ameren Corp.	4,004	299,208	1.1%
Other Long	582,471	8,118,517	28.5%

(2) The following table represents the (long/(short)) basket holdings underlying the total return swap in MSUSABDM as of June 30, 2020.

Security Description	Current Notional	Percent of Basket’s Value
CHF/USD 07/31/2020	$(2,660,520)	(10.5)%
CAD/USD 07/31/2020	2,218,363	8.8%
NOK/USD 07/31/2020	(2,182,991)	(8.6)%
SEK/USD 07/31/2020	1,447,747	5.7%
EUR/USD 07/31/2020	1,442,694	5.7%
AUD/USD 07/31/2020	(1,078,862)	(4.3)%
NZD/USD 07/31/2020	1,071,283	4.2%
GBP/USD 07/31/2020	(613,966)	(2.4)%
JPY/USD 07/31/2020	234,975	0.9%

(3) The following table represents the (long/(short)) basket holdings underlying the total return swap in MSUSABEM as of June 30, 2020.

Security Description	Current Notional	Percent of Basket’s Value
CLP/USD 07/31/2020	$(2,236,733)	(6.8)%
IDR/USD 07/30/2020	2,009,101	6.1%
INR/USD 07/31/2020	1,943,121	5.9%
CZK/USD 07/31/2020	(1,286,617)	(3.9)%
PEN/USD 07/31/2020	(1,134,862)	(3.4)%
MXN/USD 07/31/2020	1,016,097	3.1%
RUB/USD 07/31/2020	976,509	3.0%
TWD/USD 07/31/2020	(705,990)	(2.1)%
PHP/USD 07/30/2020	643,308	2.0%
THB/USD 07/31/2020	(511,348)	(1.6)%
BRL/USD 07/31/2020	(498,152)	(1.5)%
KRW/USD 07/31/2020	(412,377)	(1.3)%

Security Description	Current Notional	Percent of Basket’s Value
COP/USD 07/31/2020	$303,510	0.9%
ZAR/USD 07/31/2020	(65,980)	(0.2)%
CNY/USD 07/31/2020	(52,784)	(0.2)%
HUF/USD 07/31/2020	(3,299)	0.0%
PLN/USD 07/31/2020	(3,299)	0.0%

AB Multi-Manager Alternative Fund

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Short-Term Investments:
Investment Companies	$28,799,000	$—	$—	$28,799,000
Investments valued at NAV*				888,771,800

Total Investments in Securities	28,799,000	—	—	917,570,800
Other Financial Instruments(a):
Assets:
Total Return Swaps	—	5,054,039	—	5,054,039
Liabilities:
Total Return Swaps	—	(4,193,834)	—	(4,193,834)

Total	$28,799,000	$860,205	$—	$918,431,005

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

*

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removed the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU was effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods, with application of the amendments noted above retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented herein. Accordingly, the total investments of the Underlying Portfolios with a fair value of $888,771,800 have not been categorized in the fair value hierarchy.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2020 is as follows:

Fund	Market Value 03/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$34,000	$61,800	$67,001	$28,799	$0